SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (UNAUDITED)	12 Months Ended
Dec. 31, 2011
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (UNAUDITED)

NOTE W - SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (UNAUDITED)

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands, except per share amounts)

2011
Total interest income	$5,733	$5,941	$5,999	$6,802
Total interest expense	1,482	1,430	1,267	1,217
Net interest income	4,251	4,511	4,732	5,585
Provision for loan losses	348	305	230	585
Net interest income after provision for loan losses	3,903	4,206	4,502	5,000
Total non-interest income	915	1,024	1,088	1,570
Total non-interest expense	4,524	4,293	4,479	5,574
Income tax expense	(207)	267	365	42
Net income	501	670	746	954
Preferred dividends and stock accretion	86	85	86	85
Net income applicable to common stockholders	$415	$585	$660	$869
Per common share:
Net income, basic	$.14	$.19	$.22	$.28
Net income, diluted	.14	.19	.21	.28
Cash dividends declared	.0375	.0375	.0375	.0375
2010
Total interest income	$5,884	$5,944	$5,849	$5,776
Total interest expense	2,094	1,865	1,623	1,537
Net interest income	3,790	4,079	4,226	4,239
Provision for loan losses	165	217	372	229
Net interest income after provision for loan losses	3,625	3,862	3,854	4,010
Total non-interest income	841	986	1,054	1,014
Total non-interest expense	3,698	3,895	4,025	4,224
Income tax expense	232	304	261	58
Net income	536	649	622	742
Preferred dividends and stock accretion	76	77	75	88
Net income applicable to common stockholders	$460	$572	$547	$654
Per common share:
Net income, basic	$.15	$.19	$.18	$.22
Net income, diluted	.15	.19	.18	.22
Cash dividends declared	.075	.025	.05	-